Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property, Plant and Equipment

	(In thousands) December 31,
	2013	2012
Land and improvements	$555,309	$546,234
Buildings and improvements	941,379	899,944
Machinery and equipment	9,159,151	8,136,206
Proved oil and gas properties	487,033	203,959
Construction in process and equipment deposits	400,373	652,230

	11,543,245	10,438,573
Less accumulated depreciation	(6,626,221)	(6,155,517)

	$4,917,024	$4,283,056